Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Copeland Trust
Entity Central Index Key	0001502745
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000178802
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class I
Trading Symbol	CSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$48	0.95%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class I shares of the Fund rose 10.7%, lagging the 15.0% advance registered by the Russell 2500 Index and 16.0% of the Russell 3000 Index. The equity market rally was aided by growing enthusiasm for technology stocks exposed to artificial intelligence (AI). The concentrated leadership of such stocks was noteworthy within both large and small capitalization benchmarks, while dividend growth securities unsurprisingly failed to keep pace with the frothy market environment. More broadly, the equity market continues to benefit from the dual tailwinds of strong economic data and softening inflation figures. At period end, U.S unemployment of 4.0% remained low relative to historical levels. Core CPI growth moderated to 3.4% in May, well below the 3.9% rate witnessed at period outset in December. While ongoing economic resilience has led the U.S. Federal Reserve to hold its target rate steady at a range of 5.25% to 5.50%, the prospects for rate cuts have improved as inflation moderated, aiding the enthusiasm for stocks. Stock selection in the Consumer Discretionary sector of the market bolstered Fund returns while those in the Information Technology sector were a headwind. Dick’s Sporting Goods (DKS, 2.1% of holdings) was a top performing holding as earnings beat expectations during the period. While concerns abound that consumers are moderating their spending in this category, the company is executing impressively as shown by growing market share, rising sales and margins maintained at a much higher level than were possible before the pandemic. Meanwhile, Concentrix Corporation (CNXC, 1.2%) retreated as investors assume the company will be harmed by the emergence of new technologies developed using AI. The company provides customer experience outsourcing, including call centers, which will be impacted by new technologies. However, we believe the recent slowdown in sales is temporary and that the company will remain a leader in offering tools to clients as they look to cut costs of customer interactions.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 3000® Total Return Index	Russell 2500® Index
02/27/17	$10,000	$10,000	$10,000
05/31/17	$9,940	$10,175	$9,848
05/31/18	$11,397	$11,708	$11,649
05/31/19	$12,107	$12,000	$11,149
05/31/20	$12,156	$13,375	$11,060
05/31/21	$16,739	$19,249	$17,746
05/31/22	$16,222	$18,540	$15,684
05/31/23	$16,038	$18,917	$14,847
05/31/24	$18,488	$24,135	$18,069

AssetsNet	$ 160,406,973
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 218,160
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$160,406,973 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$218,160 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.7%
Money Market Funds	1.6%
REITs	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ensign Group, Inc. (The)	2.2%
Dick's Sporting Goods, Inc.	2.1%
Encompass Health Corporation	2.1%
Carlisle Companies, Inc.	2.1%
Reliance, Inc.	2.0%
Hamilton Lane, Inc., Class A	2.0%
Casey's General Stores, Inc.	2.0%
Tetra Tech, Inc.	2.0%
LeMaitre Vascular, Inc.	1.9%
Booz Allen Hamilton Holding Corporation	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000209896
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class A
Trading Symbol	CSDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$60	1.20%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class A shares of the Fund rose 10.6%, lagging the 15.0% advance registered by the Russell 2500 Index and 16.0% of the Russell 3000 Index. The equity market rally was aided by growing enthusiasm for technology stocks exposed to artificial intelligence (AI). The concentrated leadership of such stocks was noteworthy within both large and small capitalization benchmarks, while dividend growth securities unsurprisingly failed to keep pace with the frothy market environment. More broadly, the equity market continues to benefit from the dual tailwinds of strong economic data and softening inflation figures. At period end, U.S unemployment of 4.0% remained low relative to historical levels. Core CPI growth moderated to 3.4% in May, well below the 3.9% rate witnessed at period outset in December. While ongoing economic resilience has led the U.S. Federal Reserve to hold its target rate steady at a range of 5.25% to 5.50%, the prospects for rate cuts have improved as inflation moderated, aiding the enthusiasm for stocks. Stock selection in the Consumer Discretionary sector of the market bolstered Fund returns while those in the Information Technology sector were a headwind. Dick’s Sporting Goods (DKS, 2.1% of holdings) was a top performing holding as earnings beat expectations during the period. While concerns abound that consumers are moderating their spending in this category, the company is executing impressively as shown by growing market share, rising sales and margins maintained at a much higher level than were possible before the pandemic. Meanwhile, Concentrix Corporation (CNXC, 1.2%) retreated as investors assume the company will be harmed by the emergence of new technologies developed using AI. The company provides customer experience outsourcing, including call centers, which will be impacted by new technologies. However, we believe the recent slowdown in sales is temporary and that the company will remain a leader in offering tools to clients as they look to cut costs of customer interactions.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 3000® Total Return Index	Russell 2500® Index
02/11/19	$9,423	$10,000	$10,000
05/31/19	$9,796	$10,163	$9,841
05/31/20	$9,802	$11,328	$9,762
05/31/21	$13,471	$16,302	$15,663
05/31/22	$13,021	$15,702	$13,843
05/31/23	$12,843	$16,021	$13,104
05/31/24	$14,761	$20,440	$15,948

AssetsNet	$ 160,406,973
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 218,160
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$160,406,973 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$218,160 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.7%
Money Market Funds	1.6%
REITs	3.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ensign Group, Inc. (The)	2.2%
Dick's Sporting Goods, Inc.	2.1%
Encompass Health Corporation	2.1%
Carlisle Companies, Inc.	2.1%
Reliance, Inc.	2.0%
Hamilton Lane, Inc., Class A	2.0%
Casey's General Stores, Inc.	2.0%
Tetra Tech, Inc.	2.0%
LeMaitre Vascular, Inc.	1.9%
Booz Allen Hamilton Holding Corporation	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000095114
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class A
Trading Symbol	CDGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$60	1.20%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class A shares of the Fund rose 11.5%, lagging the 16.0% advance registered by the Russell 3000 Index and 16.4% of the S&P 500 Index. As the period unfolded, market advances were led by a handful of mega-cap technology stocks while dividend growth securities failed to keep pace with the frothy market environment. To wit, the NASDAQ Composite Index rose 18% during the period while the NASDAQ Dividend Achievers Index climbed a more muted 11.1%. Widespread optimism surrounding the financial boost that artificial intelligence will provide to technology behemoths propelled that segment of the market higher. More broadly, the equity market continues to benefit from the dual tailwinds of strong economic data and softening inflation figures. At period end, U.S. unemployment of 4.0% remained low relative to historical levels. Core CPI growth moderated to 3.4% in May, well below the 3.9% rate witnessed at period outset in December. Ongoing economic strength has allowed the U.S. Federal Reserve to hold its target rate steady at a range of 5.25% to 5.50% as the monetary strives to push inflation closer to its long-term target rate of two percent. Our stock selection in the Consumer Staples sector of the market bolstered Fund returns while those in the Information Technology sector, despite rising 14% on average, were a drag. Costco (COST, 2.1% of holdings) was a top performing holding, advancing over 40% during the period. The membership based, warehouse retailer has grown earnings by over 15% annually over the past five years, including those marred by the pandemic. A strategy of offering compelling values by focusing on a limited number of SKUs has driven consistent share gains at the retailer. On the downside, Fund holding Starbucks (SBUX, 0.0% of holdings) was the worst performer in the Fund, dipping roughly 26% during the period. In early May, the coffee behemoth posted weaker than expected quarterly results and lowered forward guidance. Comparable store sales in the company’s two largest markets, the U.S. and China, both contracted. The recent setback and a murky future under new CEO Laxman Narasimhan drove us to exit the shares in favor of more compelling opportunities.

AssetsNet	$ 39,571,330
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,571,330 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	0.9%
Reit	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Costco Wholesale Corporation	2.2%
NextEra Energy, Inc.	2.1%
Motorola Solutions, Inc.	2.1%
Microsoft Corporation	1.9%
Apple, Inc.	1.9%
Broadcom, Inc.	1.9%
Ensign Group, Inc. (The)	1.9%
Monolithic Power Systems, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Amphenol Corporation, Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000109647
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class C
Trading Symbol	CDCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$98	1.95%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class C shares of the Fund rose 11.1%, lagging the 16.0% advance registered by the Russell 3000 Index and 16.4% of the S&P 500 Index. As the period unfolded, market advances were led by a handful of mega-cap technology stocks while dividend growth securities failed to keep pace with the frothy market environment. To wit, the NASDAQ Composite Index rose 18% during the period while the NASDAQ Dividend Achievers Index climbed a more muted 11.1%. Widespread optimism surrounding the financial boost that artificial intelligence will provide to technology behemoths propelled that segment of the market higher. More broadly, the equity market continues to benefit from the dual tailwinds of strong economic data and softening inflation figures. At period end, U.S. unemployment of 4.0% remained low relative to historical levels. Core CPI growth moderated to 3.4% in May, well below the 3.9% rate witnessed at period outset in December. Ongoing economic strength has allowed the U.S. Federal Reserve to hold its target rate steady at a range of 5.25% to 5.50% as the monetary strives to push inflation closer to its long-term target rate of two percent. Our stock selection in the Consumer Staples sector of the market bolstered Fund returns while those in the Information Technology sector, despite rising 14% on average, were a drag. Costco (COST, 2.1% of holdings) was a top performing holding, advancing over 40% during the period. The membership based, warehouse retailer has grown earnings by over 15% annually over the past five years, including those marred by the pandemic. A strategy of offering compelling values by focusing on a limited number of SKUs has driven consistent share gains at the retailer. On the downside, Fund holding Starbucks (SBUX, 0.0% of holdings) was the worst performer in the Fund, dipping roughly 26% during the period. In early May, the coffee behemoth posted weaker than expected quarterly results and lowered forward guidance. Comparable store sales in the company’s two largest markets, the U.S. and China, both contracted. The recent setback and a murky future under new CEO Laxman Narasimhan drove us to exit the shares in favor of more compelling opportunities.

AssetsNet	$ 39,571,330
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,571,330 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	0.9%
Reit	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Costco Wholesale Corporation	2.2%
NextEra Energy, Inc.	2.1%
Motorola Solutions, Inc.	2.1%
Microsoft Corporation	1.9%
Apple, Inc.	1.9%
Broadcom, Inc.	1.9%
Ensign Group, Inc. (The)	1.9%
Monolithic Power Systems, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Amphenol Corporation, Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000124573
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class I
Trading Symbol	CDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$53	1.05%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class I shares of the Fund rose 11.6%, lagging the 16.0% advance registered by the Russell 3000 Index and 16.4% of the S&P 500 Index. As the period unfolded, market advances were led by a handful of mega-cap technology stocks while dividend growth securities failed to keep pace with the frothy market environment. To wit, the NASDAQ Composite Index rose 18% during the period while the NASDAQ Dividend Achievers Index climbed a more muted 11.1%. Widespread optimism surrounding the financial boost that artificial intelligence will provide to technology behemoths propelled that segment of the market higher. More broadly, the equity market continues to benefit from the dual tailwinds of strong economic data and softening inflation figures. At period end, U.S. unemployment of 4.0% remained low relative to historical levels. Core CPI growth moderated to 3.4% in May, well below the 3.9% rate witnessed at period outset in December. Ongoing economic strength has allowed the U.S. Federal Reserve to hold its target rate steady at a range of 5.25% to 5.50% as the monetary strives to push inflation closer to its long-term target rate of two percent. Our stock selection in the Consumer Staples sector of the market bolstered Fund returns while those in the Information Technology sector, despite rising 14% on average, were a drag. Costco (COST, 2.1% of holdings) was a top performing holding, advancing over 40% during the period. The membership based, warehouse retailer has grown earnings by over 15% annually over the past five years, including those marred by the pandemic. A strategy of offering compelling values by focusing on a limited number of SKUs has driven consistent share gains at the retailer. On the downside, Fund holding Starbucks (SBUX, 0.0% of holdings) was the worst performer in the Fund, dipping roughly 26% during the period. In early May, the coffee behemoth posted weaker than expected quarterly results and lowered forward guidance. Comparable store sales in the company’s two largest markets, the U.S. and China, both contracted. The recent setback and a murky future under new CEO Laxman Narasimhan drove us to exit the shares in favor of more compelling opportunities.

AssetsNet	$ 39,571,330
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,571,330 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$0 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.1%
Money Market Funds	0.9%
Reit	4.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Costco Wholesale Corporation	2.2%
NextEra Energy, Inc.	2.1%
Motorola Solutions, Inc.	2.1%
Microsoft Corporation	1.9%
Apple, Inc.	1.9%
Broadcom, Inc.	1.9%
Ensign Group, Inc. (The)	1.9%
Monolithic Power Systems, Inc.	1.9%
Domino's Pizza, Inc.	1.8%
Amphenol Corporation, Class A	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000233044
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class A
Trading Symbol	CISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$59	1.19%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class A shares of the Fund returned 3.5%, lagging the 10.5% advance registered by the MSCI World ex USA Small Cap Net Index and 12.6% of the MSCI World ex USA Net Index. The equity market was supported by the continued strength of global economies, moderating inflation and the growing enthusiasm for technology stocks exposed to artificial intelligence (AI). Dividend growth securities unsurprisingly failed to keep pace with the frothy market environment. Strengthening economies were reflected in the May Purchasing Managers Index (PMI), with the index improving in the Eurozone to 47.3% and in Japan to 50.4%. Meanwhile, inflation continued to moderate across developed economies as Core CPI growth softened to 2.9% in the Eurozone and to 2.6% in Japan in May. Particularly in Japan, lower quality, cheaper companies have performed well during the rally. With the support of moderating inflation, the European Central Bank (ECB) cut its main interest rate from 4% to 3.75%. The Swiss National Bank lowered its main policy rate by 0.25 percentage points to 1.5%. Japan was the exception where in efforts to keep yen from depreciating further and lower inflationary pressures, the Bank of Japan raised its key interest rate from -0.1% to range of 0%-0.1% ending its negative interest rate policy. Except for Japan, the prospects for further rate cuts have improved as inflation moderates, aiding the enthusiasm for stocks. Our stock selection in the Energy sector was a benefit relative to the benchmark while the largest headwind was in the Information Technology sector. Veren Inc. (VRN-CA, 1.3% of holdings) was a top performing energy holding as cash flow beat expectations, and the company continues to expand its drilling, reduce debt and return excess cash to shareholders. Their new assets in the oil rich Montney and Duvernay regions of Canada also provide them with a long growth runway. Meanwhile, Aixtron SE (AIXA-DE, 0.0% of holdings) retreated due to the slowdown in sales of electric vehicles which negatively impacted the sale of equipment for producing silicon carbide-based semiconductors. Apple’s cancellation of their plans to develop the Micro LED Apple Watch also contributed to the de-rating, which we expect to be temporary.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class A	MSCI ACWI ex USA Index	MSCI WORLD ex USA Net (USD)
12/28/21	$9,425	$10,000	$10,000
05/31/22	$7,983	$8,954	$8,990
05/31/23	$7,619	$8,828	$9,128
05/31/24	$7,882	$10,306	$10,815

AssetsNet	$ 532,288
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$532,288 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$0 Portfolio Turnover28%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	2.5%
Health Care	3.2%
Communications	3.9%
Money Market Funds	4.2%
Consumer Staples	5.2%
Energy	5.7%
Technology	8.7%
Real Estate	10.2%
Materials	12.4%
Consumer Discretionary	13.0%
Financials	14.7%
Industrials	19.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.2%
Chiba Bank Ltd. (The)	2.4%
Asics Corporation	2.3%
Air Lease Corporation	2.1%
Diploma plc	2.0%
Maruwa Company Ltd.	2.0%
OPAP S.A.	2.0%
JD Sports Fashion PLC	1.9%
Recordati Industria Chimica e Farmaceutica SpA	1.9%
TMX Group Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.
C000233045
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class I
Trading Symbol	CSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$49	0.98%Footnote Reference**

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC.  If the agreement is not extended in the future, expenses could be higher.

** Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ended May 31, 2024, Class I shares of the Fund returned 3.5%, lagging the 10.5% advance registered by the MSCI World ex USA Small Cap Net Index and 12.6% of the MSCI World ex USA Net Index. The equity market was supported by the continued strength of global economies, moderating inflation and the growing enthusiasm for technology stocks exposed to artificial intelligence (AI). Dividend growth securities unsurprisingly failed to keep pace with the frothy market environment. Strengthening economies were reflected in the May Purchasing Managers Index (PMI), with the index iimproving in the Eurozone to 47.3% and in Japan to 50.4%. Meanwhile, inflation continued to moderate across developed economies as Core CPI growth softened to 2.9% in the Eurozone and to 2.6% in Japan in May. Particularly in Japan, lower quality, cheaper companies have performed well during the rally. With the support of moderating inflation, the European Central Bank (ECB) cut its main interest rate from 4% to 3.75%. The Swiss National Bank lowered its main policy rate by 0.25 percentage points to 1.5%. Japan was the exception where in efforts to keep yen from depreciating further and lower inflationary pressures, the Bank of Japan raised its key interest rate from -0.1% to range of 0%-0.1% ending its negative interest rate policy. Except for Japan, the prospects for further rate cuts have improved as inflation moderates, aiding the enthusiasm for stocks. Our stock selection in the Energy sector was a benefit relative to the benchmark while the largest headwind was in the Information Technology sector. Veren Inc. (VRN-CA, 1.3% of holdings) was a top performing energy holding as cash flow beat expectations, and the company continues to expand its drilling, reduce debt and return excess cash to shareholders. Their new assets in the oil rich Montney and Duvernay regions of Canada also provide them with a long growth runway. Meanwhile, Aixtron SE (AIXA-DE, 0.0% of holdings) retreated due to the slowdown in sales of electric vehicles which negatively impacted the sale of equipment for producing silicon carbide-based semiconductors. Apple’s cancellation of their plans to develop the Micro LED Apple Watch also contributed to the de-rating, which we expect to be temporary.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class I	MSCI ACWI ex US Small Cap Net TR	MSCI WORLD ex USA Net (USD)
12/28/21	$10,000	$10,000	$10,000
05/31/22	$8,470	$8,745	$8,990
05/31/23	$8,084	$8,343	$9,128
05/31/24	$8,363	$9,705	$10,815

AssetsNet	$ 532,288
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$532,288 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$0 Portfolio Turnover28%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-3.3%
Utilities	2.5%
Health Care	3.2%
Communications	3.9%
Money Market Funds	4.2%
Consumer Staples	5.2%
Energy	5.7%
Technology	8.7%
Real Estate	10.2%
Materials	12.4%
Consumer Discretionary	13.0%
Financials	14.7%
Industrials	19.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.2%
Chiba Bank Ltd. (The)	2.4%
Asics Corporation	2.3%
Air Lease Corporation	2.1%
Diploma plc	2.0%
Maruwa Company Ltd.	2.0%
OPAP S.A.	2.0%
JD Sports Fashion PLC	1.9%
Recordati Industria Chimica e Farmaceutica SpA	1.9%
TMX Group Ltd.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2024.